Goodwill and intangible assets (Estimated future amortization expense) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2012	$ 436
2013	727
2014	567
2015	389
2016	258
Thereafter	328
Total	$ 2,705